Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2015 Fund
December 31, 2022
Z15-NPRT3-0323
1.9884235.105
Domestic Equity Funds - 18.0%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	41,443	413,597
Fidelity Series Commodity Strategy Fund (a)	761	80,214
Fidelity Series Large Cap Growth Index Fund (a)	19,306	261,209
Fidelity Series Large Cap Stock Fund (a)	17,504	289,334
Fidelity Series Large Cap Value Index Fund (a)	38,975	537,472
Fidelity Series Small Cap Opportunities Fund (a)	11,280	131,632
Fidelity Series Small Capital Core Fund (a)	94	922
Fidelity Series Value Discovery Fund (a)	13,443	198,420
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,037,800)		1,912,800

International Equity Funds - 20.5%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	10,831	142,210
Fidelity Series Emerging Markets Fund (a)	11,026	85,343
Fidelity Series Emerging Markets Opportunities Fund (a)	49,204	768,566
Fidelity Series International Growth Fund (a)	22,121	315,442
Fidelity Series International Index Fund (a)	12,851	131,721
Fidelity Series International Small Cap Fund (a)	6,629	98,369
Fidelity Series International Value Fund (a)	31,404	314,984
Fidelity Series Overseas Fund (a)	29,028	315,240
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,267,449)		2,171,875

Bond Funds - 56.6%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	90,739	842,061
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	85,830	660,889
Fidelity Series Corporate Bond Fund (a)	75,254	670,515
Fidelity Series Emerging Markets Debt Fund (a)	7,621	55,937
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	2,129	18,500
Fidelity Series Floating Rate High Income Fund (a)	1,217	10,689
Fidelity Series Government Bond Index Fund (a)	108,493	989,452
Fidelity Series High Income Fund (a)	7,027	56,638
Fidelity Series International Credit Fund (a)	7	55
Fidelity Series International Developed Markets Bond Index Fund (a)	50,568	425,274
Fidelity Series Investment Grade Bond Fund (a)	103,246	1,016,978
Fidelity Series Investment Grade Securitized Fund (a)	80,000	710,400
Fidelity Series Long-Term Treasury Bond Index Fund (a)	89,201	522,718
Fidelity Series Real Estate Income Fund (a)	2,785	26,294
TOTAL BOND FUNDS (Cost $6,417,418)		6,006,400

Short-Term Funds - 4.9%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 4.35% (a)(b)	124,859	124,859
Fidelity Series Short-Term Credit Fund (a)	6,532	62,385
Fidelity Series Treasury Bill Index Fund (a)	33,481	333,133
TOTAL SHORT-TERM FUNDS (Cost $521,689)		520,377

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $11,244,356)	10,611,452
NET OTHER ASSETS (LIABILITIES) - 0.0%	3
NET ASSETS - 100.0%	10,611,455

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	9,607	1,494,622	583,605	44,563	(12,110)	(66,453)	842,061
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8,300	1,251,592	478,906	44,116	(20,957)	(99,140)	660,889
Fidelity Series Blue Chip Growth Fund	6,799	845,245	374,540	20,404	(18,480)	(45,427)	413,597
Fidelity Series Canada Fund	2,683	296,168	135,777	4,745	(8,885)	(11,979)	142,210
Fidelity Series Commodity Strategy Fund	2,518	436,130	194,926	123,409	(119,224)	(44,284)	80,214
Fidelity Series Corporate Bond Fund	10,953	1,209,080	495,233	17,802	(21,999)	(32,286)	670,515
Fidelity Series Emerging Markets Debt Fund	875	100,602	40,600	2,449	(2,960)	(1,980)	55,937
Fidelity Series Emerging Markets Debt Local Currency Fund	285	32,048	13,825	-	(593)	585	18,500
Fidelity Series Emerging Markets Fund	1,467	171,196	71,801	2,282	(7,073)	(8,446)	85,343
Fidelity Series Emerging Markets Opportunities Fund	13,222	1,533,193	655,319	19,234	(58,602)	(63,928)	768,566
Fidelity Series Floating Rate High Income Fund	172	21,143	10,304	545	(170)	(152)	10,689
Fidelity Series Government Bond Index Fund	15,320	1,773,116	735,853	13,619	(21,975)	(41,156)	989,452
Fidelity Series Government Money Market Fund 4.35%	1,928	196,264	73,333	1,774	-	-	124,859
Fidelity Series High Income Fund	1,020	104,866	44,367	2,808	(2,001)	(2,880)	56,638
Fidelity Series Inflation-Protected Bond Index Fund	2,274	24,097	26,249	27	(24)	(98)	-
Fidelity Series International Credit Fund	62	4	-	3	-	(11)	55
Fidelity Series International Developed Markets Bond Index Fund	5,364	762,684	318,394	3,491	(6,719)	(17,661)	425,274
Fidelity Series International Growth Fund	5,379	618,902	299,008	11,366	(6,946)	(2,885)	315,442
Fidelity Series International Index Fund	2,277	252,339	115,709	3,645	(6,683)	(503)	131,721
Fidelity Series International Small Cap Fund	1,682	187,356	80,491	6,258	(4,411)	(5,767)	98,369
Fidelity Series International Value Fund	5,454	609,973	274,329	11,130	(21,524)	(4,590)	314,984
Fidelity Series Investment Grade Bond Fund	16,115	1,826,809	753,226	25,267	(27,218)	(45,502)	1,016,978
Fidelity Series Investment Grade Securitized Fund	11,291	1,274,708	524,489	13,648	(19,954)	(31,156)	710,400
Fidelity Series Large Cap Growth Index Fund	4,286	522,730	248,163	4,650	(4,699)	(12,945)	261,209
Fidelity Series Large Cap Stock Fund	4,780	597,564	288,358	25,740	(13,334)	(11,318)	289,334
Fidelity Series Large Cap Value Index Fund	9,158	1,109,700	558,098	19,978	(13,101)	(10,187)	537,472
Fidelity Series Long-Term Treasury Bond Index Fund	7,061	988,578	383,348	10,896	(23,781)	(65,792)	522,718
Fidelity Series Overseas Fund	5,427	619,629	299,070	5,986	(11,793)	1,047	315,240
Fidelity Series Real Estate Income Fund	622	63,917	32,575	2,964	(2,491)	(3,179)	26,294
Fidelity Series Short-Term Credit Fund	1,932	137,475	75,620	995	(930)	(472)	62,385
Fidelity Series Small Cap Opportunities Fund	2,301	266,191	129,976	9,595	(3,359)	(3,525)	131,632
Fidelity Series Small Capital Core Fund	-	922	-	-	-	-	922
Fidelity Series Treasury Bill Index Fund	5,785	585,176	256,611	5,510	(425)	(792)	333,133
Fidelity Series Value Discovery Fund	3,384	415,559	214,720	10,702	(3,170)	(2,633)	198,420
	169,783	20,329,578	8,786,823	469,601	(465,591)	(635,495)	10,611,452

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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